Significant Accounting Policies (Details) - Schedule of Outlines the Currency Exchange Rates	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Year-end spot rate [Member]
Significant Accounting Policies (Details) - Schedule of Outlines the Currency Exchange Rates [Line Items]
Year-end spot rate	7.1268	7.2258	6.7114
Average rate [Member]
Significant Accounting Policies (Details) - Schedule of Outlines the Currency Exchange Rates [Line Items]
Year-end spot rate	7.1249	6.989	6.4661